Fair Value (Fair Value On A Recurring Basis) (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Portfolio In Residential Mortgage Backed Securities	57.00%
Residential Mortgage Backed Securities Guaranteed By Government National Mortgage Association Or Federal National Mortgage Association Or Federal Home Loan Mortgage Corporation	$ 33,300,000
Available-for-sale Securities	60,073,000	81,133,000
Parent Company Only [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	197,000	167,000
Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	$ 34,383,000	$ 44,389,000